Segmented Information - Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Accounts receivable	$ 18,090	$ 14,836
Intangible exploration and evaluation assets	41,478	105,869
Petroleum and natural gas assets	200,981	210,027
Other assets, property and equipment	3,485	4,245
Assets	327,702	406,142
Liabilities
Accounts payable and accrued liabilities	27,104	24,529
Long-term note payable, including the current portion	0	11,162
Long-term debt	69,999	0
Asset retirement obligation	12,332	12,099
Liabilities	117,695	120,826
Operating segments [member]
Assets
Accounts receivable	17,640	14,398
Intangible exploration and evaluation assets	41,478	105,869
Petroleum and natural gas assets	200,981	210,027
Other assets, property and equipment	2,408	2,785
Other assets	53,236	21,977
Assets	315,743	355,056
Liabilities
Accounts payable and accrued liabilities	21,039	14,437
Long-term note payable, including the current portion		11,162
Derivative commodity contracts	7,970
Long-term debt	69,999
Asset retirement obligation	12,332	12,099
Liabilities	111,340	37,698
Operating segments [member] | Egypt [member]
Assets
Accounts receivable	14,956	13,778
Intangible exploration and evaluation assets	41,478	105,869
Petroleum and natural gas assets	127,363	138,757
Other assets, property and equipment	2,381	2,785
Other assets	49,769	21,977
Assets	235,947	283,166
Liabilities
Accounts payable and accrued liabilities	17,035	14,005
Long-term note payable, including the current portion
Derivative commodity contracts	7,813
Long-term debt	58,792
Asset retirement obligation	0	0
Liabilities	83,640	14,005
Operating segments [member] | Canada [member]
Assets
Accounts receivable	2,684	620
Intangible exploration and evaluation assets	0	0
Petroleum and natural gas assets	73,618	71,270
Other assets, property and equipment	27	0
Other assets	3,467	0
Assets	79,796	71,890
Liabilities
Accounts payable and accrued liabilities	4,004	432
Long-term note payable, including the current portion		11,162
Derivative commodity contracts	157
Long-term debt	11,207
Asset retirement obligation	12,332	12,099
Liabilities	27,700	23,693
Non-segment [member]
Assets
Assets	11,959	51,086
Liabilities
Liabilities	$ 6,355	$ 83,128